LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES	LEASES
Lease Commitments
We determine whether an arrangement is a lease at inception and whether such leases are operating or financing leases. For each lease agreement, the Company determines its lease term as the non-cancellable period of the lease and includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option. We use these options in determining our capitalized financing and right-of-use assets and lease liabilities. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. To determine the discount rate to use in determining the present value of the lease payments, we use the rate implicit in the lease if determinable, otherwise we use our incremental borrowing rate.
The following table reflects the balance sheet presentation of our lease assets and liabilities:

Leases	Balance Sheet Classification	2022	2021
Assets:
Operating	Right of use assets	$161,822	$133,112
Finance	Property and equipment, net	—	3,240
Total right-of-use assets		$161,822	$136,352

Liabilities:
Current
Operating	Accounts payable and other current liabilities	$24,075	$19,155
Finance	Accounts payable and other current liabilities	—	1,094

Non-Current
Operating	Long-term portion of operating lease liabilities	126,695	114,687
Finance	Other long-term liabilities	—	2,869

Total lease liabilities		$150,770	$137,805
Operating lease expense is recognized on a straight-line basis over the lease term. Total operating lease expenses for the years ended December 31, 2022 and 2021 were $31,357 and $7,431, respectively.
The weighted-average remaining lease term and discount rate for the Company's operating and financing leases are as follows:

	2022	2021
Weighted average lease term (years) - operating leases	14.6	14.9
Weighted average discount rate - operating leases	14.0%	14.0%
Weighted average lease term (years) - finance leases	—	19.7
Weighted average discount rate - finance leases	—%	15.0%
The following table provides information related to the lease costs of finance and operating leases for the years ended December 31, 2022 and 2021:

Lease Expense	Income Statement Classification	2022	2021
Operating	Selling, general and administrative expenses	$31,357	$7,431

Finance:
Amortization of ROU assets	Depreciation and amortization expense	—	55
Interest on lease liabilities	Interest expense	—	165
Total lease costs		$31,357	$7,651
In connection with the RideNow Transaction, the Company entered into related party leases for 24 properties. The following table provides information related to the portion of lease assets and liabilities which are attributable to related party leases at December 31, 2022:

Leases	Balance Sheet Classification	December 31, 2022
Assets:
Right of use assets – related party		$105,264
All other right of use assets		56,558
Total	Right-of-use assets	$161,822

Liabilities:
Current:
Current portion of lease liabilities – related party		$14,492
Current portion of lease liabilities – all other leases		9,583
Total current liabilities	Accounts payable and other current liabilities	$24,075
Non-Current:
Long-term portion of lease liabilities – related party		$93,713
Long-term portion of lease liabilities – all other leases		32,982
Total non-current liabilities	Operating lease liabilities	$126,695
Total lease liabilities		$150,770
Supplemental cash flow information related to operating leases for the year ended December 31, 2022 and 2021 was as follows:

	2022	2021
Cash payments for operating leases	$25,864	$6,644

New operating lease assets obtained in exchange for operating lease liabilities	$18,111	$94,544
The following table summarizes the future minimum payments for operating leases at December 31, 2022:

Year ending December 31,	Amount
2023	$27,840
2024	27,341
2025	25,690
2026	23,883
2027	22,838
Thereafter	273,762
Total lease payments	401,354
Less imputed interest	(250,584)
Present value of operating lease liabilities	$150,770

LEASES	LEASES
Lease Commitments
We determine whether an arrangement is a lease at inception and whether such leases are operating or financing leases. For each lease agreement, the Company determines its lease term as the non-cancellable period of the lease and includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option. We use these options in determining our capitalized financing and right-of-use assets and lease liabilities. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. To determine the discount rate to use in determining the present value of the lease payments, we use the rate implicit in the lease if determinable, otherwise we use our incremental borrowing rate.
The following table reflects the balance sheet presentation of our lease assets and liabilities:

Leases	Balance Sheet Classification	2022	2021
Assets:
Operating	Right of use assets	$161,822	$133,112
Finance	Property and equipment, net	—	3,240
Total right-of-use assets		$161,822	$136,352

Liabilities:
Current
Operating	Accounts payable and other current liabilities	$24,075	$19,155
Finance	Accounts payable and other current liabilities	—	1,094

Non-Current
Operating	Long-term portion of operating lease liabilities	126,695	114,687
Finance	Other long-term liabilities	—	2,869

Total lease liabilities		$150,770	$137,805
Operating lease expense is recognized on a straight-line basis over the lease term. Total operating lease expenses for the years ended December 31, 2022 and 2021 were $31,357 and $7,431, respectively.
The weighted-average remaining lease term and discount rate for the Company's operating and financing leases are as follows:

	2022	2021
Weighted average lease term (years) - operating leases	14.6	14.9
Weighted average discount rate - operating leases	14.0%	14.0%
Weighted average lease term (years) - finance leases	—	19.7
Weighted average discount rate - finance leases	—%	15.0%
The following table provides information related to the lease costs of finance and operating leases for the years ended December 31, 2022 and 2021:

Lease Expense	Income Statement Classification	2022	2021
Operating	Selling, general and administrative expenses	$31,357	$7,431

Finance:
Amortization of ROU assets	Depreciation and amortization expense	—	55
Interest on lease liabilities	Interest expense	—	165
Total lease costs		$31,357	$7,651
In connection with the RideNow Transaction, the Company entered into related party leases for 24 properties. The following table provides information related to the portion of lease assets and liabilities which are attributable to related party leases at December 31, 2022:

Leases	Balance Sheet Classification	December 31, 2022
Assets:
Right of use assets – related party		$105,264
All other right of use assets		56,558
Total	Right-of-use assets	$161,822

Liabilities:
Current:
Current portion of lease liabilities – related party		$14,492
Current portion of lease liabilities – all other leases		9,583
Total current liabilities	Accounts payable and other current liabilities	$24,075
Non-Current:
Long-term portion of lease liabilities – related party		$93,713
Long-term portion of lease liabilities – all other leases		32,982
Total non-current liabilities	Operating lease liabilities	$126,695
Total lease liabilities		$150,770
Supplemental cash flow information related to operating leases for the year ended December 31, 2022 and 2021 was as follows:

	2022	2021
Cash payments for operating leases	$25,864	$6,644

New operating lease assets obtained in exchange for operating lease liabilities	$18,111	$94,544
The following table summarizes the future minimum payments for operating leases at December 31, 2022:

Year ending December 31,	Amount
2023	$27,840
2024	27,341
2025	25,690
2026	23,883
2027	22,838
Thereafter	273,762
Total lease payments	401,354
Less imputed interest	(250,584)
Present value of operating lease liabilities	$150,770